Annual Total Returns [BarChart] - Protective Life Dynamic Allocation Series - Conservative Portfolio - Protective Life Dynamic Allocation Series - Conservative Portfolio	May 01, 2021
Bar Chart Table:
Annual Return 2017	12.37%
Annual Return 2018	(1.99%)
Annual Return 2019	9.97%
Annual Return 2020	3.50%